OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM ASSETS
Schedule of other long-term assets

	December 31,
	2024	2023
Deposits (*)	$1,637	$1,602
Other	—	3
	$1,637	$1,605

(*)Deposits mainly to secure payments to airlines and to support currency hedging activity, a bank guarantee, customs payments and credit cards.